GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31,
	2023	2022
	USD in thousands
Salaries and related expense	1,132	1,027
Stock-based compensation	994	903
Professional services	1,037	859
Patents	486	292
Depreciation	56	34
Insurance	182	337
Vehicle expenses	100	73
Rent and maintenance and other expenses	444	181
VAT provision (note 7e)	-	(129)
	4,431	3,577